Defined contribution plans (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Contribution Plans [Line Items]
Total employer contributions to defined contribution plans	$ 579	$ 578	$ 514